Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Assets Covered under Capital Leases

Assets covered under capital leases at March 31, 2013 and 2014 were as follows:

	Millions of yen
Class of property	2013	2014
Machinery, vessels and equipment	¥8,419	¥7,100
Less: Accumulated depreciation and amortization	(5,598)	(4,699)

Total	¥2,821	¥2,401

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 were as follows:

Year ending March 31,	Millions of yen
2015	¥1,763
2016	1,269
2017	851
2018	479
2019	183
Thereafter	15

Total minimum lease payments	4,560
Less: Amount representing interest	(248)

Present value of net minimum lease payments	4,312
Less: Amounts representing estimated executory costs	(654)

Net minimum lease payments	3,658
Less: Current obligation	(1,379)

Long-term capital lease obligations	¥2,279

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2014 were as follows:

Year ending March 31,	Millions of yen
2015	¥9,306
2016	7,595
2017	5,807
2018	4,467
2019	3,351
Thereafter	8,758

Total minimum rent payments	¥39,284

Total Rent Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012	2013	2014
Rent expense	¥69,782	¥74,636	¥76,429